Income taxes - Unrecognized (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Aggregate amount of taxable temporary differences associated with investments in subsidiaries for which deferred tax liabilities have not been recognized	$ 298.1	$ 393.7
Aggregate amount of deductible temporary differences associated with other items for which deferred tax assets have not been recognized	$ 48.7	$ 72.7